INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of investments in associates and joint ventures [Abstract]
Disclosure of detailed information about investment in associates and joint ventures [text block]

The detail of the investments in associates and joint ventures for the years ended December 31, 2023, and 2022 is as follows:

	December 31, 2023		December 31, 2022
Associates	Ps.	1,288,641	Ps.	1,419,296
Joint ventures		2,042		4,047
Total	Ps.	1,290,683	Ps.	1,423,343

Disclosure of interests in associates [text block]

	December 31, 2023			December 31, 2022
	Ownership	Book		Ownership	Book
	interest	value		interest	value
Associates
Gas Natural de Lima y Callao S.A. - Cálidda	40%	Ps.	614,577	40%	Ps.	768,953
Gases del Caribe S.A. E.S.P.	31%		328,661	31%		313,968
Credibanco S.A.	25%		210,399	25%		205,604
Redeban Multicolor S.A.	20%		41,562	20%		33,183
A.C.H Colombia S.A.	34%		32,580	34%		32,134
Aerocali S.A.	50%		24,389	50%		30,499
Colombiana de Extrusión S.A. - Extrucol	30%		14,507	30%		12,321
ADL Digital Lab S.A.S.	34%		12,231	34%		8,439
Servicios de Identidad Digital S.A.S.	33%		4,039	33%		7,050
Energía Eficiente S.A.	33%		3,485	33%		4,136
Metrex S.A.	18%		2,211	18%		2,596
Concentra Inteligencia en Energía S.A.S.(1)	—%		—	24%		413
		Ps.	1,288,641		Ps.	1,419,296

Disclosure of interests in joint arrangements [text block]

	December 31, 2023			December 31, 2022
	Ownership	Book		Ownership	Book	Book
	interest	value		interest	value	value
Joint ventures
Renting Automayor S.A.S. (1)	50%	Ps.	2,042	50%	Ps.	4,047
(1)	Joint businesses executed by Grupo Aval’s subsidiaries with specific purposes wherein the joint business assumes no responsibilities for business results, not requiring significant equity resources from Grupo Aval.

Disclosure of interests in associates corporate purpose [table text block]

	Associate	Corporate purpose
1	Gas Natural de Lima y Callao S.A. - Cálidda	Gas distribution
2	Gases del Caribe S.A. E.S.P.	Gas distribution
3	Credibanco S.A.	Payment processing
4	Redeban Multicolor S.A.	Payment processing
5	A.C.H Colombia S.A.	Automated clearing house
6	Aerocali S.A.	Projects in airport infrastructure
7	Colombiana de Extrusión S.A. - Extrucol	Networks and infrastructure
8	ADL Digital Lab S.A.S.	Tecnology or digital services
9	Servicios de Identidad Digital S.A.S.	Digital services
10	Energía Eficiente S.A.	Gas distribution
11	Metrex S.A.	Manufacturing and commercialization of industrial equipment
12	Concentra Inteligencia en Energía S.A.S.	Gas distribution

Disclosure of detailed information about movement of investments in associates and joint ventures accounts [text block]

A roll-forward of investments in associates and joint ventures accounts is shown below for the years ended December 31, 2023, 2022 and 2021:

Associates

	December 31,		December 31,		December 31,
	2023		2022		2021
Balance at the beginning of the year	Ps.	1,419,296	Ps.	1,170,435	Ps.	1,029,243
Acquisitions		2,433		7,267		4,539
Participation in the profit or loss of the period		373,402		371,127		298,705
Participation in Other Comprehensive Income		(35,892)		81,730		(846)
Dividends declared		(363,466)		(301,895)		(225,844)
Liquidated entity		(282)		—		—
Exchange difference		(106,850)		90,632		63,654
Realization of Other Comprehensive Income		—		—		1,059
Dilution effect		—		—		(75)
Year-end balance	Ps.	1,288,641	Ps.	1,419,296	Ps.	1,170,435

Joint ventures

	December 31,		December 31,		December 31,
	2023		2022		2021
Balance at the beginning of the year	Ps.	4,047	Ps.	2,394	Ps.	79
Participation in the period profit or loss		(2,005)		1,650		1,512
Dividends received		—		—		(70)
Acquisitions		—		3		—
Exchange difference		—		—		873
Year-end balance	Ps.	2,042	Ps.	4,047	Ps.	2,394

Disclosure of associates [text block]

At the time calculating the equity method, the year-end financial information of associates was not available. Therefore, the financial information of the immediately preceding month for the years 2023 and 2022 was used, this information corresponds to 100% after homogenizations.

December 31, 2023

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Gas Natural de Lima y Callao S.A. - Cálidda	Ps.	6,116,364	Ps.	4,521,154	Ps.	1,595,210	Ps.	3,832,676	Ps.	3,378,051	Ps.	454,625
Gases del Caribe S.A. E.S.P.		4,066,193		2,974,633		1,091,560		3,104,261		2,730,690		373,571
Redeban Multicolor S.A.		2,101,985		1,918,782		183,203		443,196		423,438		19,758
Credibanco S.A.		431,534		180,505		251,029		329,109		293,021		36,088
A.C.H Colombia S.A.		342,153		232,328		109,825		292,592		184,168		108,424
Energía Eficiente S.A.		124,797		100,424		24,373		328,840		325,794		3,046
Colombiana de Extrusión S.A. - Extrucol		112,151		63,795		48,356		183,121		167,562		15,559
Aerocali S.A.		92,950		44,172		48,778		254,751		209,945		44,806
ADL Digital Lab S.A.S.		71,577		35,602		35,975		74,645		63,492		11,153
Servicios de Identidad Digital S.A.S.		50,428		22,812		27,616		857		19,694		(18,837)
Metrex S.A.		41,458		29,170		12,288		80,944		78,229		2,715
	Ps.	13,551,590	Ps.	10,123,377	Ps.	3,428,213	Ps.	8,924,992	Ps.	7,874,084	Ps.	1,050,908

December 31, 2022

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Gas Natural de Lima y Callao S.A. - Cálidda	Ps.	6,733,310	Ps.	4,832,852	Ps.	1,900,458	Ps.	3,459,381	Ps.	3,016,832	Ps.	442,549
Gases del Caribe S.A. E.S.P.		3,608,541		2,547,812		1,060,729		3,049,998		2,678,762		371,236
Credibanco S.A.		416,819		189,622		227,197		283,294		258,230		25,064
Redeban Multicolor S.A.		981,505		817,262		164,243		363,785		331,105		32,680
A.C.H Colombia S.A.		215,653		120,605		95,048		245,030		148,782		96,248
Aerocali S.A.		106,967		45,969		60,998		247,929		188,515		59,414
Colombiana de Extrusión S.A. - Extrucol		100,728		59,658		41,070		160,587		151,815		8,772
ADL Digital Lab S.A.S.		63,442		38,620		24,822		57,360		44,344		13,016
Servicios de Identidad Digital S.A.S.		25,995		4,846		21,149		754		22,101		(21,347)
Energía Eficiente S.A.		106,493		80,168		26,325		271,988		267,999		3,989
Metrex S.A.		54,170		39,743		14,427		79,880		74,959		4,921
Concentra Inteligencia en Energía S.A.S.		1,987		253		1,734		1,138		1,912		(774)
	Ps.	12,415,610	Ps.	8,777,410	Ps.	3,638,200	Ps.	8,221,124	Ps.	7,185,356	Ps.	1,035,768

Disclosure of joint ventures [text block]

December 31, 2023

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Renting Automayor S.A.	Ps.	120,113	Ps.	115,786	Ps.	4,327	Ps.	34,762	Ps.	38,774	Ps.	(4,012)
	Ps.	120,113	Ps.	115,786	Ps.	4,327	Ps.	34,762	Ps.	38,774	Ps	(4,012)

December 31, 2022

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Renting Automayor S.A.	Ps.	104,729	Ps.	96,345	Ps.	8,384	Ps.	8,473	Ps.	5,168	Ps.	3,305
	Ps.	104,729	Ps.	96,345	Ps.	8,384	Ps.	8,473	Ps.	5,168	Ps	3,305